Note 7 - Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Schedule of Change in Asset Retirement Obligation [Table Text Block]
Six Months Ended June 30, 2021
Beginning asset retirement obligations	$2,293
Liabilities incurred from new wells	610
Revision of estimates (a)	(10)
Accretion of discount	72
Ending asset retirement obligations	$2,965

	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, 2020 through December 31, 2020	January 1, 2020 through August 21, 2020	Year Ended December 31, 2019
Beginning asset retirement obligations	$2,398	$2,212	$520
Liabilities incurred from new wells	84	97	1,511
Liabilities settled upon plugging and abandoning wells	(29)	-	(51)
Revision of estimates (a)	(211)	-	160
Accretion of discount	51	89	72
Ending asset retirement obligations	$2,293	$2,398	$2,212